Investments (Realized Investment Gains Losses, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	$ 336,382	[1]	$ (386,894)	[1]	$ (62,976)
Fixed maturities
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	(74,005)		(3,514)		(7,236)
Commercial mortgage and other loans
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	(18,201)		1,535		(226)
Other invested assets
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	(78,671)		(2,737)		(287)
Derivatives
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	507,313		(382,531)		(55,003)
Short-term investments and cash equivalents
Schedule of Gain (Loss) on Investments [Line Items]
Realized investment gains (losses), net	$ (54)		$ 353		$ (224)

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.